Angel Oak Mortgage Trust 2024-3 ABS-15G

Exhibit 99.53

Data Compare Summary (Total)
Run Date - 1/29/2024 3:37:10 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
XXX	XXX	XXX	0.00%	XXX
XXX	XXX	XXX	0.00%	XXX
XXX	XXX	XXX	20.00%	XXX
XXX	XXX	XXX	0.00%	XXX
XXX	XXX	XXX	0.00%	XXX
XXX	XXX	XXX	0.00%	XXX
XXX	XXX	XXX	0.00%	XXX
XXX	XXX	XXX	0.00%	XXX
XXX	XXX	XXX	0.00%	XXX
XXX	XXX	XXX	0.00%	XXX
XXX	XXX	XXX	0.00%	XXX
XXX	XXX	XXX	0.00%	XXX
XXX	XXX	XXX	0.00%	XXX
XXX	XXX	XXX	0.00%	XXX
XXX	XXX	XXX	0.00%	XXX
XXX	XXX	XXX	0.00%	XXX
XXX	XXX	XXX	0.00%	XXX
Total	XXX	XXX	1.19%	XXX